Segment information and revenue - Revenue from contract with customer (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 2,248,103	¥ 3,521,591	¥ 4,357,462
Implementation
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	664,127	834,620	861,820
Operation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	549,273	861,056	1,140,727
Business origination services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	30,078	132,112	383,723
Risk management services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	247,828	320,462	414,849
Cloud services platform
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	618,088	1,245,952	1,315,819
Post implementation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	69,064	52,012	50,983
Others
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 69,645	¥ 75,377	¥ 189,541